Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding	1,786,817	2,394,490	3,883,350
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options | Option	1,053,467
Non-Exercisable Options | Option	733,350
Total Options Outstanding	1,786,817
Weighted Average Remaining Contractual Life	2 years 7 months 6 days
Options [member] | 22.82
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 22.82
Exercisable Options	8,000
Total Options Outstanding	8,000
Weighted Average Remaining Contractual Life	3 months 18 days
Options [member] | 23.26 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 23.26
Exercisable Options	250,000
Total Options Outstanding	250,000
Weighted Average Remaining Contractual Life	3 months 18 days
Options [member] | 25.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 25.99
Exercisable Options	14,880
Total Options Outstanding	14,880
Weighted Average Remaining Contractual Life	2 years 3 months 18 days
Options [member] | 26.24 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 26.24
Exercisable Options	318,755
Total Options Outstanding	318,755
Weighted Average Remaining Contractual Life	2 years 3 months 18 days
Options [member] | 26.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 26.27
Exercisable Options	12,400
Total Options Outstanding	12,400
Weighted Average Remaining Contractual Life	1 year 3 months 18 days
Options [member] | 27.03 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 27.03
Exercisable Options	1,115
Non-Exercisable Options	1,115
Total Options Outstanding	2,230
Weighted Average Remaining Contractual Life	3 years 4 months 24 days
Options [member] | 27.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 27.51
Exercisable Options	205,150
Total Options Outstanding	205,150
Weighted Average Remaining Contractual Life	1 year 3 months 18 days
Options [member] | 30.66
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 30.66
Non-Exercisable Options	76,800
Total Options Outstanding	76,800
Weighted Average Remaining Contractual Life	4 years 2 months 13 days
Options [member] | 30.82 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 30.82
Exercisable Options	1,492
Non-Exercisable Options	2,985
Total Options Outstanding	4,477
Weighted Average Remaining Contractual Life	3 years 6 months
Options [member] | 31.26
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 31.26
Exercisable Options	26,640
Non-Exercisable Options	47,740
Total Options Outstanding	74,380
Weighted Average Remaining Contractual Life	3 years 3 months 18 days
Options [member] | 32.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 32.93
Exercisable Options	215,035
Non-Exercisable Options	232,820
Total Options Outstanding	447,855
Weighted Average Remaining Contractual Life	3 years 3 months 18 days
Options [member] | 33.47
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 33.47
Non-Exercisable Options	371,890
Total Options Outstanding	371,890
Weighted Average Remaining Contractual Life	4 years 2 months 13 days